Non-cash stock-based compensation - Summary of assumptions Vesting Details (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 2,020.00	€ 870
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.92%	2.78%
Exercise price	€ 3.12	€ 1.26
Expected volatility	71.30%	65.00%
Expected term (in years)	5.93	5.93
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.24%	2.95%
Exercise price	€ 3.49	€ 1.56
Expected volatility	71.90%	65.90%
Expected term (in years)	6.17	6.12
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share entitlement per option	1	1
Vesting conditions	Performance & Service	Performance & Service
Vesting period	Graded	Graded
Stock options [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underlying stock price at grant date	€ 2.97	€ 1.26
Stock options [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underlying stock price at grant date	€ 3.38	€ 1.52